[NOTIFY-INTERNET] ckpepper@capinv.com
UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 12, 1999

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      807 21990.00 SH       SOLE                 21990.00
AMERICAN GENERAL               com              026351106      215  3394.00 SH       SOLE                  3394.00
AMERICAN HOME PRODUCTS CORP    com              026609107      249  6000.00 SH       SOLE                  6000.00
AMERICAN INTL GRP              com              026874107     7766 89330.25 SH       SOLE                 89330.25
AMERITECH CORP NEW             com              030954101      307  4600.00 SH       SOLE                  4600.00
APOLLO GROUP                   com              037604105    12623 597540.00SH       SOLE                597540.00
ARCHER-DANIELS- MIDLND CO      com              039483102      315 25944.00 SH       SOLE                 25944.00
AUTOMATIC DATA PROCESSING      com              053015103    38841 870392.00SH       SOLE                870392.00
BERKSHIRE HATHAWAY CL B        com              846702074      202   109.00 SH       SOLE                   109.00
BP AMOCO PLC ADR               com              055622104      452  4081.00 SH       SOLE                  4081.00
BRISTOL-MYERS SQUIBB           com              110122108      270  4000.00 SH       SOLE                  4000.00
CINTAS CORP                    com              172908105    21029 363739.00SH       SOLE                363739.00
CISCO SYS INC COM              com              17275R102      201  2930.00 SH       SOLE                  2930.00
CITIGROUP INC.                 com              894190107      334  7590.00 SH       SOLE                  7590.00
COCA-COLA CO                   com              191216100     6348 131575.00SH       SOLE                131575.00
DIEBOLD INC                    com              253651103     3800 164324.00SH       SOLE                164324.00
ELAN PLC ADR                   com              284131208    15127 450710.00SH       SOLE                450710.00
EMERSON ELEC                   com              291011104    27569 436307.00SH       SOLE                436307.00
EXXON CORP                     com              302290101     1356 17842.00 SH       SOLE                 17842.00
FEDL NATL MTG ASSOC            com              313586109      535  8540.00 SH       SOLE                  8540.00
FIRSTAR CORP.NEW               com              33763v109      452 17645.00 SH       SOLE                 17645.00
GALILEO INTRNTL                com              363547100    10961 272315.00SH       SOLE                272315.00
GARTNER GROUP CL A             com              366651107     4762 297650.00SH       SOLE                297650.00
GENERAL ELECTRIC               com              369604103    30781 259618.00SH       SOLE                259618.00
GRAINGER W W                   com              384802104    21610 449615.00SH       SOLE                449615.00
HARLEY DAVIDSON                com              412822108    24834 496067.17SH       SOLE                496067.17
HEWLETT-PACKARD                com              428236103      427  4700.00 SH       SOLE                  4700.00
ILLINOIS TOOL WORKS            com              452308109    18344 246027.00SH       SOLE                246027.00
IMS HEALTH INC                 com              449934108     2962 129850.00SH       SOLE                129850.00
INTEL CORP                     com              458140100      365  4912.00 SH       SOLE                  4912.00
JOHNSON & JOHNSON              com              478160104      205  2236.00 SH       SOLE                  2236.00
JOHNSON CONTROLS               com              478366107      200  3020.00 SH       SOLE                  3020.00
LUCENT TECH                    com              549463107      239  3686.00 SH       SOLE                  3686.00
MANPOWER INC WIS               com              56418h100     7426 254965.00SH       SOLE                254965.00
MARSHALL & ILSLEY              com              571834100      703 12320.00 SH       SOLE                 12320.00
MC DONALDS                     com              580135101      267  6168.00 SH       SOLE                  6168.00
MCLEODUSA INC CL A             com              582266102     6444 151400.00SH       SOLE                151400.00
MEDTRONIC INC                  com              585055106    22865 642946.12SH       SOLE                642946.12
MERCK & CO                     com              589331107    20064 309568.00SH       SOLE                309568.00
MICROSOFT CORP                 com              594918104    18814 207741.00SH       SOLE                207741.00
MICROSOFT CORP PFD. A          com              594918203     6220 61771.00 SH       SOLE                 61771.00
MOBIL CORP                     com              607059102      250  2480.00 SH       SOLE                  2480.00
MOLEX INC                      com              608554101    27050 743654.25SH       SOLE                743654.25
NORTHERN TRUST                 com              665859104     9736 116600.00SH       SOLE                116600.00
PAYCHEX INC.                   com              704326107    15915 466361.08SH       SOLE                466361.08
PEPSICO INC                    com              713448108      201  6580.00 SH       SOLE                  6580.00
PFIZER INC                     com              717081103    35144 979628.00SH       SOLE                979628.00
SIGMA-ALDRICH                  com              826552101    15996 503826.00SH       SOLE                503826.00
SYSCO CORP                     com              871829107    27284 778165.00SH       SOLE                778165.00
TELLABS INC                    com              879664100      228  4000.00 SH       SOLE                  4000.00
TEXAS INSTRUMENTS              com              882508104      280  3400.00 SH       SOLE                  3400.00
WARNER-LAMBERT                 com              934488107    12234 184315.00SH       SOLE                184315.00


Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $481,609